Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 175,070	$ 156,591
Interest rate contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	1,409	1,198
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	659	242
Other contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	92	108
Derivatives
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,744)	(2,040)
Interest rate contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(340)	(517)
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,382)	(1,516)
Other contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	$ (22)	$ (7)